UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus MLP Fund

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus MLP Fund
February 28, 2017 (Unaudited)

Common Stocks - 17.2%	Shares		Value ($)
Energy - 17.2%
Cheniere Energy	28,543	[a]	1,371,491
Kinder Morgan	85,105	[b]	1,813,588
Plains GP Holdings LP, Cl. A	7,993		262,730
Targa Resources	46,475		2,625,837
Williams Cos.	12,809		363,007
(cost $6,201,235)			6,436,653
Master Limited Partnerships - 79.8%
Energy - 78.2%
Cheniere Energy Partners LP	31,343	[b]	1,026,797
Cone Midstream Partners LP	135,734	[b]	3,144,957
Energy Transfer Equity LP	41,053		773,439
Energy Transfer Partners LP	44,319	[b]	1,675,701
EnLink Midstream Partners LP	153,231		2,868,484
Enterprise Products Partners LP	116,477	[b]	3,264,850
MPLX LP	40,005		1,488,586
NuStar Energy LP	6,795	[b]	354,971
NuStar GP Holdings LLC	12,106		349,863
Plains All American Pipeline LP	97,789	[b]	3,137,071
Rice Midstream Partners LP	136,447	[b]	3,357,961
Sprague Resources LP	15,716		429,833
Sunoco Logistics Partners LP	42,833		1,084,960
TransMontaigne Partners LP	34,530		1,528,643
Western Gas Equity Partners LP	28,407		1,302,461
Western Gas Partners LP	27,659		1,719,560
Williams Partners LP	43,856		1,767,397
			29,275,534
Materials - 1.6%
Westlake Chemical Partners LP	23,274		585,341
Total Master Limited Partnerships (cost $25,269,021)			29,860,875
	Number of
Warrants - .0%	Warrants		Value ($)
Energy - .0%
Kinder Morgan (5/25/17)
(cost $1,545,343)	472,743	[a]	1,465

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Number of
Options Purchased - .1%	Contracts	Value ($)
Call Options - .1%
Enterprise Products Partners
(cost $133,173)	4,408 [a]	44,080
Other Investment - 3.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,110,416)	1,110,416 [c]	1,110,416
Total Investments (cost $34,259,188)	100.1%	37,453,489
Liabilities, Less Cash and Receivables	(.1%)	(27,031)
Net Assets	100.0%	37,426,458

LLC—Limited Liability Company
LP—Limited Partnership

[a]	Non-income producing security.
[b]	Held by a broker as collateral for open short positions.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Energy	95.4
Money Market Investment	3.0
Materials	1.6
Options Purchased	.1
100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus MLP Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	6,436,653	-	-	6,436,653
Master Limited Partnerships†	29,860,875	-	-	29,860,875
Registered Investment Company	1,110,416	-	-	1,110,416
Warrants†	1,465	-	-	1,465
Other Financial Instruments:
Options Purchased	44,080	-	-	44,080
Liabilities ($)
Securities Sold Short:
Exchange-Traded Funds††	(934,797)	-	-	(934,797)
Master Limited Partnerships††	(706,032)	-	-	(706,032)

† See Statement of Investments for additional detailed categorizations.
†† See Statement of Securities Sold Short for additional detailed categorizations.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus MLP Fund
February 28, 2017 (Unaudited)

Common Stocks - 2.5%	Shares	Value ($)
Exchange-Traded Funds - 2.5%
JPMorgan Alerian MLP Index ETN
(proceeds $905,459)	28,526	934,797
Total Common Stocks (proceeds $905,459)
Master Limited Partnerships - 1.9%
Energy - 1.9%
VTTI Energy Partners LP
(proceeds $688,405)	38,581	706,032
Total Master Limited Partnerships (proceeds $688,405)
Total Securities Sold Short (proceeds $1,593,864)		1,640,829

ETN—Exchange-Traded Note
LP—Limited Partnership

Portfolio Summary (Unaudited)†	Value (%)
Exchange-Traded Funds	2.5
Energy	1.9
4.4

† Based on net assets.
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 28, 2017 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

NOTES

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

At February 28, 2017, accumulated net unrealized appreciation on investments was $3,147,336, consisting of $4,868,246 gross unrealized appreciation and $1,720,910 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 28, 2017 (Unaudited)

Common Stocks - 94.7%	Shares		Value ($)
Automobiles & Components - 1.5%
Dana	83,120		1,570,137
Dorman Products	9,460	[a]	739,394
Gentherm	33,700	[a]	1,221,625
Miller Industries	38,120		953,000
Motorcar Parts of America	31,700	[a]	899,329
Superior Industries International	56,550		1,266,720
Thor Industries	36,400		4,033,848
Visteon	9,900	[a]	917,433
Winnebago Industries	54,330		1,792,890
			13,394,376
Banks - 14.7%
Banc of California	30,332		589,957
Bancorp	82,000	[a,b]	424,760
Bank of Hawaii	61,080		5,158,817
Bank of the Ozarks	37,385		2,046,081
BankUnited	95,499		3,784,625
Banner	114,243		6,639,803
BNC Bancorp	79,545		2,859,643
BofI Holding	51,784	[a,b]	1,633,267
Boston Private Financial Holdings	89,100		1,532,520
Brookline Bancorp	122,930		1,948,440
Bryn Mawr Bank	50,990		2,093,139
City Holding	35,350		2,315,425
Columbia Banking System	31,800		1,268,502
Commerce Bancshares	24,242		1,430,763
Community Bank System	32,535		1,932,904
Customers Bancorp	46,590	[a]	1,599,435
Eagle Bancorp	76,506	[a]	4,762,498
East West Bancorp	18,042		976,433
Essent Group	96,015	[a]	3,342,282
F.N.B.	34,919		543,689
First Bancorp/Southern Pines NC	24,375		732,469
First Busey	42,050		1,300,186
First Financial Bancorp	69,160		1,919,190
First Financial Bankshares	35,100		1,544,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.7% (continued)	Shares		Value ($)
Banks - 14.7% (continued)
Great Southern Bancorp	35,810		1,792,290
Heartland Financial USA	44,060	[b]	2,183,173
HomeStreet	49,200	[a]	1,343,160
Hope Bancorp	53,516		1,145,242
Huntington Bancshares	127,080		1,796,911
IBERIABANK	84,413		7,154,002
Independent Bank	46,060		2,993,900
Investors Bancorp	159,440		2,332,607
Lakeland Financial	43,820	[b]	1,988,990
MB Financial	160,019		7,204,055
MGIC Investment	89,785	[a]	956,210
Nationstar Mortgage Holdings	59,500	[a,b]	1,080,520
NMI Holdings, Cl. A	246,900	[a]	2,740,590
Opus Bank	21,645		467,532
Pinnacle Financial Partners	92,769		6,438,169
Popular	21,900		964,914
Provident Financial Services	36,065		957,526
Radian Group	60,000		1,116,600
Republic First Bancorp	55,200	[a,b]	441,600
Simmons First National, Cl. A	21,700	[b]	1,247,750
South State	79,548	[b]	7,119,546
Southside Bancshares	54,237		1,910,771
Stock Yards Bancorp	48,325	[b]	2,135,965
TCF Financial	93,050		1,619,070
Texas Capital Bancshares	117,934	[a]	10,513,816
TriCo Bancshares	61,440		2,232,115
Western Alliance Bancorp	30,345	[a]	1,567,016
Wintrust Financial	13,190		972,103
WSFS Financial	23,750		1,083,000
			127,878,371
Capital Goods - 11.1%
AAON	18,250		614,113
AAR	50,820		1,749,224
Aerovironment	52,750	[a,b]	1,425,305
Albany International, Cl. A	25,070		1,136,925
Allied Motion Technologies	39,458		952,911
American Woodmark	26,494	[a]	2,290,406
Apogee Enterprises	7,400		423,132
Atkore International Group	82,635		2,166,690
AZZ	14,295		838,402

Common Stocks - 94.7% (continued)	Shares		Value ($)
Capital Goods - 11.1% (continued)
Babcock & Wilcox Enterprises	29,898	[a]	493,317
Columbus McKinnon	76,460		1,973,433
DigitalGlobe	27,800	[a]	879,870
Dycom Industries	9,455	[a]	777,012
EMCOR Group	26,090		1,604,013
EnerSys	11,100		851,703
Engility Holdings	33,800	[a]	1,058,278
FreightCar America	86,250	[b]	1,182,488
GATX	23,940	[b]	1,390,435
Graco	40,900	[b]	3,712,084
Great Lakes Dredge and Dock	375,460	[a]	1,633,251
H&E Equipment Services	46,840		1,229,082
Harsco	88,500		1,247,850
Hexcel	139,250		7,655,965
Hillenbrand	154,356		5,610,841
Houston Wire & Cable	82,830		554,961
ITT	71,400		2,925,258
John Bean Technologies	63,158	[b]	5,646,325
KBR	106,240		1,598,912
Kennametal	32,545		1,207,094
KEYW Holding	191,430	[a,b]	1,898,986
Lincoln Electric Holdings	23,520		1,980,619
Manitowoc	116,850	[a,b]	710,448
Meritor	60,010	[a]	981,164
Moog, Cl. A	19,340	[a]	1,306,997
Mueller Water Products, Cl. A	106,600		1,320,774
Owens Corning	10,400		608,296
Ply Gem Holdings	126,460	[a]	2,200,404
RBC Bearings	35,100	[a]	3,274,830
Regal Beloit	28,500		2,121,825
Rexnord	148,719	[a]	3,297,100
SiteOne Landscape Supply	73,590		2,885,464
Snap-on	8,380		1,421,835
Spirit AeroSystems Holdings, Cl. A	30,010		1,848,916
Standex International	15,835		1,512,242
Stoneridge	91,660	[a]	1,548,137
Sun Hydraulics	40,850		1,511,450
Teledyne Technologies	11,440	[a]	1,503,330
The Greenbrier Companies	11,510		483,996
Triumph Group	8,412		233,854

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.7% (continued)	Shares		Value ($)
Capital Goods - 11.1% (continued)
Tutor Perini	90,550	[a,b]	2,757,247
Twin Disc	32,080	[a,b]	587,064
Valmont Industries	7,200		1,132,200
Wabash National	88,320		1,867,968
Watsco	10,100		1,497,527
Woodward	22,722		1,600,765
			96,922,718
Commercial & Professional Services - 5.9%
ABM Industries	159,078		6,488,792
AMN Healthcare Services	33,100	[a,b]	1,362,065
ARC Document Solutions	132,300	[a]	531,846
Casella Waste Systems, Cl. A	131,540	[a]	1,536,387
Clean Harbors	31,200	[a]	1,808,352
Covanta Holding	160,040	[b]	2,592,648
Deluxe	28,563		2,101,951
Heritage-Crystal Clean	74,980	[a]	1,117,202
Interface	185,850		3,512,565
Kimball International, Cl. B	41,660		683,224
Knoll	32,105		717,547
Korn/Ferry International	26,322		813,613
Matthews International, Cl. A	83,929		5,526,725
McGrath RentCorp	87,380		3,288,109
MSA Safety	89,116		6,438,631
Navigant Consulting	55,000	[a]	1,281,500
Pitney Bowes	48,793		665,537
R.R. Donnelley & Sons Co.	14,852		249,068
Steelcase, Cl. A	470,804		7,532,864
Tetra Tech	8,718		350,900
Textainer Group Holdings	90,270	[b]	1,421,752
UniFirst	6,600		878,460
Viad	14,750		696,200
			51,595,938
Consumer Durables & Apparel - 1.7%
Bassett Furniture Industries	43,070		1,177,965
Columbia Sportswear	15,830		869,700
Crocs	74,770	[a]	497,221
CSS Industries	33,540		824,413
Deckers Outdoor	20,600	[a,b]	1,088,298
Libbey	13,305		186,270
M.D.C. Holdings	52,493	[b]	1,532,271

Common Stocks - 94.7% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 1.7% (continued)
M/I Homes	95,760	[a]	2,259,936
Malibu Boats, Cl. A	31,225	[a]	641,986
Nautilus	36,065	[a]	580,647
Oxford Industries	8,795		494,367
Steven Madden	30,130	[a]	1,125,356
TRI Pointe Group	118,390	[a]	1,413,577
Tupperware Brands	7,722		466,332
Unifi	76,020	[a]	2,074,586
			15,232,925
Consumer Services - 2.2%
AdvancePierre Foods Holdings	45,965		1,331,146
Bloomin' Brands	52,700		900,643
Cheesecake Factory	79,730		4,867,516
Extended Stay America	49,064		848,807
ILG	106,440		2,009,587
Jamba	44,100	[a,b]	428,211
Marriott Vacations Worldwide	16,715		1,570,040
Ruth's Hospitality Group	20,061		338,028
SeaWorld Entertainment	246,620		4,752,367
Vista Outdoor	93,600	[a]	1,893,528
			18,939,873
Diversified Financials - 4.2%
Ares Capital	35,719		634,012
Artisan Partners Asset Management, Cl. A	242,840		6,908,798
Cowen Group, Cl. A	87,350	[a,b]	1,249,105
Encore Capital Group	32,425	[a]	1,079,753
Evercore Partners, Cl. A	91,715		7,295,928
FNFV Group	121,460	[a]	1,512,177
Gain Capital Holdings	52,363		410,526
Green Dot, Cl. A	60,048	[a]	1,760,007
HFF, Cl. A	118,800		3,522,420
Janus Capital Group	48,215		610,402
New Mountain Finance	41,275		606,743
Stifel Financial	183,647	[a]	9,909,592
TCP Capital	13,172		226,032
Waddell & Reed Financial, Cl. A	22,027		423,799
			36,149,294
Energy - 3.6%
Advanced Energy Industries	19,795	[a]	1,229,270
Aegean Marine Petroleum Network	76,800		775,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.7% (continued)	Shares		Value ($)
Energy - 3.6% (continued)
Basic Energy Services	20,900	[a]	823,042
Callon Petroleum	256,430	[a]	3,236,147
Core Laboratories	31,330	[b]	3,584,779
Delek US Holdings	38,600		929,102
Era Group	105,680	[a]	1,456,270
Forum Energy Technologies	20,230	[a]	438,991
Helix Energy Solutions Group	28,722	[a]	237,244
ION Geophysical	12,524	[a,b]	67,003
Laredo Petroleum	220,507	[a]	3,049,612
Matador Resources	27,892	[a]	671,360
McDermott International	81,920	[a,b]	602,931
Newpark Resources	73,700	[a]	567,490
Oasis Petroleum	39,805	[a]	563,639
Oceaneering International	47,020		1,331,606
Oil States International	138,456	[a]	5,095,181
Overseas Shipholding Group, Cl. A	143,520	[b]	717,600
PDC Energy	9,680	[a]	654,271
Ring Energy	87,300	[a]	1,079,028
RSP Permian	44,772	[a]	1,768,046
Smart Sand	60,695		1,042,133
Synergy Resources	134,260	[a]	1,096,904
TETRA Technologies	158,990	[a]	713,865
			31,731,194
Exchange-Traded Funds - 1.2%
iShares Russell 2000 ETF	75,820	[b]	10,451,029
Food & Staples Retailing - .4%
Andersons	31,050		1,228,028
Casey's General Stores	9,200		1,054,136
United Natural Foods	18,100	[a]	779,205
			3,061,369
Food, Beverage & Tobacco - 1.1%
Cal-Maine Foods	13,186		500,409
Dean Foods	43,814		799,167
Hain Celestial Group	10,560	[a]	373,613
MGP Ingredients	66,620	[b]	2,946,603
National Beverage	45,793	[a,b]	2,674,769
Sanderson Farms	4,695		446,213
Seaboard	436	[b]	1,583,748
			9,324,522

Common Stocks - 94.7% (continued)	Shares		Value ($)
Health Care Equipment & Services - 3.7%
Acadia Healthcare	20,200	[a,b]	903,344
Accuray	241,090	[a]	1,241,614
Addus HomeCare	54,340	[a]	1,749,748
Air Methods	19,000	[a,b]	719,150
Allscripts Healthcare Solutions	168,160	[a]	2,048,189
Analogic	13,400		1,103,490
Anika Therapeutics	60,484	[a]	2,830,046
AtriCure	9,400	[a]	171,550
BioTelemetry	34,300	[a]	872,935
Cynosure, Cl. A	13,200	[a]	871,200
Haemonetics	15,700	[a]	586,081
HealthSouth	55,564	[b]	2,351,468
ICU Medical	3,515	[a]	528,656
Kindred Healthcare	448,043		4,032,387
LHC Group	43,110	[a]	2,070,142
Luminex	46,500		863,970
Molina Healthcare	28,100	[a,b]	1,363,131
Natus Medical	26,830	[a]	993,381
NuVasive	12,750	[a]	953,190
Patterson	65,550	[b]	2,979,247
PharMerica	30,896	[a]	760,042
Tivity Health	24,700	[a]	713,830
VWR	56,320	[a]	1,582,592
			32,289,383
Household & Personal Products - .2%
USANA Health Sciences	2,966	[a]	172,176
WD-40	18,280		2,008,972
			2,181,148
Insurance - 4.1%
American Equity Investment Life Holding	33,771		908,778
American Financial Group	17,700		1,664,862
Assurant	14,410		1,426,590
Federated National Holding	43,900		878,439
First American Financial	112,076		4,378,809
Greenlight Capital Re, Cl. A	48,500	[a,b]	1,081,550
Horace Mann Educators	187,681		7,863,834
Maiden Holdings	82,200		1,269,990
MBIA	100,800	[a]	1,040,256
National General Holdings	28,406		691,402
Navigators Group	63,690		3,506,134

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.7% (continued)	Shares		Value ($)
Insurance - 4.1% (continued)
Primerica	84,846	[b]	6,851,314
RLI	41,000		2,396,450
Stewart Information Services	23,800		1,056,958
Validus Holdings	9,477		546,444
			35,561,810
Materials - 7.1%
A. Schulman	126,040		4,253,850
American Vanguard	74,760		1,177,470
Ampco-Pittsburgh	25,950		378,870
AptarGroup	17,210		1,282,317
Avery Dennison	46,650		3,765,121
Clearwater Paper	3,959	[a]	220,120
Cliffs Natural Resources	179,030	[a]	1,908,460
Commercial Metals	72,220		1,526,009
Compass Minerals International	14,400	[b]	1,091,520
Crown Holdings	53,710	[a]	2,878,319
Domtar	20,267		771,970
Eagle Materials	9,240		958,280
Ferro	291,031	[a]	4,074,434
Ferroglobe	109,500		1,181,505
GCP Applied Technologies	132,350		3,487,422
Graphic Packaging Holding	114,470		1,528,174
Ingevity	97,744		5,275,244
Intrepid Potash	470,460	[a]	940,920
Kaiser Aluminum	43,292		3,412,708
KapStone Paper and Packaging	30,570		690,882
Materion	47,360		1,650,496
Mercer International	162,637		1,959,776
Nevsun Resources	648,740		1,628,337
Orchids Paper Products	21,460	[b]	611,825
PolyOne	225,092		7,581,099
RPC	50,360		1,007,200
Scotts Miracle-Gro	23,850		2,161,525
Stepan	15,370		1,162,126
Summit Materials, Cl. A	34,745	[a]	830,058
TriMas	27,462	[a]	605,537
Westlake Chemical	23,230		1,473,479
			61,475,053
Media - 1.7%
AMC Entertainment Holdings, Cl. A	36,300		1,138,005

Common Stocks - 94.7% (continued)	Shares		Value ($)
Media - 1.7% (continued)
Cinemark Holdings	100,000		4,187,000
Meredith	89,736	[b]	5,626,447
New Media Investment Group	50,541		779,848
TiVo	164,929		3,051,186
			14,782,486
Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
Albany Molecular Research	152,640	[a,b]	2,285,021
Cambrex	23,095	[a]	1,301,403
Charles River Laboratories International	118,990	[a]	10,348,560
Clovis Oncology	9,675	[a]	559,312
Emergent BioSolutions	16,936	[a]	531,452
Fluidigm	81,900	[a,b]	537,264
Insmed	27,265	[a]	434,331
Intersect ENT	36,400	[a]	495,040
Kite Pharma	8,580	[a]	607,207
Lannett	32,936	[a,b]	724,592
Lexicon Pharmaceuticals	39,365	[a]	631,808
Neurocrine Biosciences	13,635	[a]	602,122
PAREXEL International	5,364	[a]	346,997
Ultragenyx Pharmaceutical	5,280	[a]	449,222
			19,854,331
Real Estate - 4.2%
Alexander & Baldwin	18,690		837,873
Columbia Property Trust	34,500	[c]	796,605
Corporate Office Properties Trust	188,823	[c]	6,436,976
Cousins Properties	49,370	[c]	422,114
Equity Commonwealth	48,300	[a,c]	1,509,858
FelCor Lodging Trust	123,000	[c]	891,750
First Industrial Realty Trust	34,447	[c]	926,624
First Potomac Realty Trust	36,153	[c]	361,168
GEO Group	18,738	[c]	892,116
Gramercy Property Trust	67,428		1,885,287
Healthcare Realty Trust	173,373	[c]	5,541,001
Hersha Hospitality Trust	19,163		373,870
Highwoods Properties	15,395	[c]	808,084
InfraREIT	32,500	[c]	541,125
iStar	84,228	[a,c]	1,014,105
LaSalle Hotel Properties	20,553	[c]	593,982
Medical Properties Trust	78,216	[c]	1,049,659
New Senior Investment Group	121,206	[c]	1,284,784

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.7% (continued)	Shares		Value ($)
Real Estate - 4.2% (continued)
Outfront Media	62,125	[c]	1,612,144
Parkway	32,485	[a]	681,535
Ramco-Gershenson Properties Trust	38,624	[c]	604,852
RE/MAX Holdings, Cl. A	76,350		4,390,125
Retail Opportunity Investments	42,500	[b,c]	935,000
Terreno Realty	38,700		1,071,990
Uniti Group	44,900		1,300,753
			36,763,380
Retailing - 3.4%
Asbury Automotive Group	12,080	[a]	787,012
Barnes & Noble	56,700		555,660
Big Lots	4,355		223,586
Boot Barn Holdings	59,850	[a,b]	614,660
Buckle	9,220		183,017
Comfort Systems USA	32,500		1,239,875
DSW, Cl. A	18,336		385,606
Essendant	6,247		99,515
Express	142,682	[a]	1,603,746
Finish Line, Cl. A	29,900	[b]	487,370
FirstCash	84,300		3,738,705
GameStop, Cl. A	14,810		361,956
Hibbett Sports	29,773	[a]	878,304
JAKKS Pacific	76,660	[a,b]	402,465
Lithia Motors, Cl. A	59,137	[b]	5,657,637
Murphy USA	6,214	[a]	395,832
New York & Co.	64,180	[a]	147,614
Nexeo Solutions	222,390	[a]	2,059,331
Office Depot	173,988		725,530
Red Robin Gourmet Burgers	21,547	[a]	983,621
RH	35,200	[a,b]	1,071,488
Sally Beauty Holdings	129,850	[a,b]	2,839,819
Select Comfort	53,453	[a]	1,255,611
Sonic Automotive, Cl. A	23,898		518,587
Triton International	68,770		1,699,307
West Marine	58,710	[a]	539,545
			29,455,399
Semiconductors & Semiconductor Equipment - 4.5%
Cabot Microelectronics	72,620		5,026,756
CEVA	23,830	[a]	795,922
ChipMOS TECHNOLOGIES, ADR	32,368		505,264

Common Stocks - 94.7% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 4.5% (continued)
Cirrus Logic	13,264	[a]	717,317
Cypress Semiconductor	171,050	[b]	2,269,833
Entegris	80,710	[a]	1,711,052
FormFactor	118,550	[a]	1,262,558
Inphi	14,290	[a]	670,773
Integrated Device Technology	51,680	[a]	1,235,669
MACOM Technology Solutions Holdings	45,200	[a,b]	2,083,268
MaxLinear, Cl. A	35,625	[a]	927,675
Mellanox Technologies	45,490	[a,b]	2,201,716
Microsemi	179,699	[a]	9,312,002
MKS Instruments	13,635		894,456
Monolithic Power Systems	11,655		1,025,290
Photronics	12,472	[a]	133,450
Rambus	181,080	[a]	2,274,365
Semtech	32,900	[a]	1,100,505
Silicon Laboratories	32,545	[a]	2,196,787
Synaptics	9,651	[a]	512,951
Teradyne	11,712		333,089
Veeco Instruments	59,900	[a]	1,638,265
			38,828,963
Software & Services - 5.6%
ACI Worldwide	24,195	[a]	473,496
Acxiom	63,900	[a]	1,822,428
American Software, Cl. A	137,300		1,419,682
Blackbaud	7,040		503,501
Blackhawk Network Holdings	23,900	[a,b]	871,155
Booz Allen Hamilton Holdings	198,394		7,096,553
Cass Information Systems	53,018		3,455,183
CoreLogic	68,130	[a]	2,670,015
Cornerstone OnDemand	9,675	[a]	404,125
Covisint	192,900	[a]	385,800
DST Systems	24,610		2,943,356
Fair Isaac	8,795		1,143,966
FireEye	110,400	[a,b]	1,243,104
Gigamon	10,780	[a]	367,059
InterXion Holding	42,665	[a]	1,659,668
Jack Henry & Associates	36,280		3,401,976
MAXIMUS	16,715		997,384
Monotype Imaging Holdings	142,090		2,863,113
NeuStar, Cl. A	85,500	[a]	2,834,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.7% (continued)	Shares		Value ($)
Software & Services - 5.6% (continued)
Nuance Communications	161,250	[a]	2,746,087
Seachange International	131,420	[a]	327,236
Silver Spring Networks	130,700	[a]	1,602,382
Synchronoss Technologies	25,800	[a]	698,664
Teradata	20,867	[a]	648,964
VASCO Data Security International	111,340	[a]	1,447,420
VeriFone Systems	59,648	[a,b]	1,232,924
Verint Systems	81,968	[a]	3,094,298
			48,353,864
Technology Hardware & Equipment - 6.2%
Anixter International	73,629	[a]	6,133,296
Badger Meter	82,850	[b]	3,032,310
Belden	92,486		6,534,136
Ciena	81,030	[a]	2,134,330
Cognex	36,380		2,794,348
Coherent	6,380	[a]	1,164,860
CTS	2,889		63,269
Diebold	46,000	[b]	1,389,200
II-VI	14,830	[a]	527,948
Infinera	215,320	[a]	2,336,222
Itron	26,030	[a]	1,684,141
Kimball Electronics	50,970	[a]	820,617
Knowles	35,890	[a]	679,398
Littelfuse	45,082		7,278,489
Lumentum Holdings	12,970	[a]	595,323
Maxwell Technologies	104,800	[a,b]	532,384
Mercury Systems	90,490	[a]	3,380,706
Methode Electronics	26,900		1,116,350
OSI Systems	18,510	[a,b]	1,396,024
Park Electrochemical	5,939		113,554
Quantum	315,230	[a]	274,250
Rogers	14,630	[a]	1,207,121
ScanSource	18,578	[a]	747,765
ShoreTel	139,400	[a]	906,100
Sonus Networks	101,900	[a]	601,210
Super Micro Computer	27,989	[a]	727,714
Viavi Solutions	101,000	[a]	1,012,020
Virtusa	23,770	[a]	737,108
Vishay Intertechnology	205,890	[b]	3,263,356

Common Stocks - 94.7% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.2% (continued)
Zebra Technologies, Cl. A	10,978	[a]	995,814
			54,179,363
Telecommunication Services - .5%
ARRIS International	99,680	[a]	2,571,744
CalAmp	47,300	[a]	766,733
Vonage Holdings	175,100	[a]	1,054,102
			4,392,579
Transportation - 1.5%
Air Transport Services Group	60,000	[a]	1,021,200
Allegiant Travel	7,300	[b]	1,270,930
Avis Budget Group	62,500	[a]	2,161,250
Celadon Group	94,800		763,140
Danaos	110,801	[a]	265,922
Kirby	16,990	[a,b]	1,175,708
Landstar System	29,040		2,520,672
Ryder System	23,370		1,779,625
Spirit Airlines	22,870	[a]	1,194,043
YRC Worldwide	43,500	[a]	558,540
			12,711,030
Utilities - 2.1%
ALLETE	92,442		6,213,027
Atlantic Power	251,300	[a]	590,555
Dynegy	50,920	[a]	409,397
NorthWestern	15,100	[b]	883,350
Ormat Technologies	30,250		1,667,682
Portland General Electric	71,130		3,224,323
SJW Group	16,010		776,965
Spire	67,260		4,432,434
			18,197,733
Total Common Stocks (cost $668,150,266)			823,708,131
Preferred Stocks - .1%
Utilities - .1%
Dynergy
(cost $828,168)	8,100		494,100
Master Limited Partnerships - .6%
Energy - .0%
CVR Refining LP	35,660	[a,b]	392,260
Materials - .2%
Ciner Resources LP	44,109		1,224,466

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Master Limited Partnerships - .6% (continued)
Materials - .2% (continued)
CVR Partners LP	164,000	851,160
		2,075,626
Utilities - .4%
Suburban Propane Partners LP	116,150 [b]	3,037,322
Total Master Limited Partnerships (cost $5,814,860)		5,505,208
Investment of Cash Collateral for Securities Loaned - 7.3%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $63,567,094)	63,567,095 [d]	63,567,094
Total Investments (cost $738,360,388)	102.7%	893,274,533
Liabilities, Less Cash and Receivables	(2.7%)	(23,723,294)
Net Assets	100.0%	869,551,239

ADR—American Depository Receipt ETF—Exchange-Traded Fund LP—Limited Partnership

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At February 28, 2017, the value of the fund’s securities on loan was $80,461,564 and the value of the collateral held by the fund was $83,662,999, consisting of cash collateral of $63,567,094 and U.S. Government & Agency securities valued at $20,095,905.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	14.7
Capital Goods	11.1
Money Market Investment	7.3
Materials	7.3
Technology Hardware & Equipment	6.2
Commercial & Professional Services	5.9
Software & Services	5.6
Semiconductors & Semiconductor Equipment	4.5
Real Estate	4.2
Diversified Financials	4.2
Insurance	4.1
Health Care Equipment & Services	3.7
Energy	3.7
Retailing	3.4
Utilities	2.5
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Consumer Services	2.2
Consumer Durables & Apparel	1.7
Media	1.7
Automobiles & Components	1.5
Transportation	1.5
Exchange-Traded Funds	1.2
Food, Beverage & Tobacco	1.1
Telecommunication Services	.5
Food & Staples Retailing	.4
Household & Personal Products	.2
102.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	803,352,000	-	-	803,352,000
Equity Securities—
Domestic Preferred
Stocks†	494,100	-	-	494,100
Equity Securities—
Foreign Common
Stocks†	9,905,102	-	-	9,905,102
Exchange-Traded Funds	10,451,029	-	-	10,451,029
Master Limited
Partnerships†	5,505,208	-	-	5,505,208
Registered Investment
Company	63,567,094	-	-	63,567,094

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2017, accumulated net unrealized appreciation on investments was $154,914,145, consisting of $182,091,210 gross unrealized appreciation and $27,177,065 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 28, 2017 (Unaudited)

Common Stocks - 98.2%	Shares		Value ($)
Capital Goods - 12.3%
Donaldson	114,900		4,934,955
Emerson Electric	186,900		11,232,690
Fastenal	214,200		10,716,426
Flowserve	210,500		9,777,725
MSC Industrial Direct, Cl. A	67,800		6,820,002
Toro	139,200		8,381,232
W.W. Grainger	43,100	[a]	10,687,076
			62,550,106
Consumer Durables & Apparel - 2.0%
NIKE, Cl. B	178,900		10,225,924
Consumer Services - 3.5%
McDonald's	65,700		8,386,605
Starbucks	167,300		9,514,351
			17,900,956
Energy - 7.7%
EOG Resources	122,720		11,902,613
Halliburton	103,800		5,549,148
Occidental Petroleum	150,300		9,852,165
Schlumberger	147,150		11,824,974
			39,128,900
Health Care Equipment & Services - 11.9%
C.R. Bard	39,550		9,699,242
Cerner	166,200	[b]	9,147,648
Edwards Lifesciences	54,300	[b]	5,106,372
Intuitive Surgical	14,000	[b]	10,318,000
ResMed	107,100	[a]	7,714,413
Stryker	75,400		9,693,424
Varex Imaging	34,240		1,192,237
Varian Medical Systems	85,600	[a,b]	7,180,984
			60,052,320
Household & Personal Products - 4.8%
Colgate-Palmolive	146,500		10,691,570
Estee Lauder, Cl. A	163,300		13,529,405
			24,220,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Materials - 10.7%
Ecolab	88,100		10,921,757
FMC	177,800		10,244,836
International Flavors & Fragrances	75,900		9,540,630
Monsanto	113,500		12,919,705
Praxair	90,300		10,719,513
			54,346,441
Media - 2.7%
Walt Disney	124,000		13,651,160
Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
Biogen	33,300	[b]	9,610,380
Bioverativ	16,650		867,132
Celgene	89,100	[b]	11,004,741
Gilead Sciences	106,300		7,492,024
Johnson & Johnson	88,400		10,803,364
Mettler-Toledo International	19,200	[b]	9,143,424
			48,921,065
Retailing - 4.1%
The TJX Companies	131,500		10,316,175
Tractor Supply	146,300		10,374,133
			20,690,308
Software & Services - 17.9%
Adobe Systems	74,700	[b]	8,839,998
Alphabet, Cl. C	16,306	[b]	13,423,262
Automatic Data Processing	94,900		9,738,638
Cognizant Technology Solutions, Cl. A	176,400	[b]	10,455,228
Jack Henry & Associates	90,400		8,476,808
Mastercard, Cl. A	81,800		9,035,628
Microsoft	147,200		9,417,856
Oracle	273,400		11,644,106
Paychex	159,000		9,765,780
			90,797,304
Technology Hardware & Equipment - 9.0%
Amphenol, Cl. A	125,500		8,685,855
Cisco Systems	368,500		12,595,330
IPG Photonics	108,100	[b]	12,788,230
TE Connectivity	152,000		11,319,440
			45,388,855
Transportation - 1.9%
Expeditors International of Washington	173,300		9,770,654
Total Common Stocks (cost $325,992,470)			497,644,968

Other Investment - 1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $8,390,673)	8,390,673 [c]	8,390,673
Total Investments (cost $334,383,143)	99.9%	506,035,641
Cash and Receivables (Net)	.1%	477,590
Net Assets	100.0%	506,513,231

[a]

Security, or portion thereof, on loan. At February 28, 2017, the value of the fund’s securities on loan was $24,637,745 and the value of the collateral held by the fund was $25,262,602, consisting of U.S. Government & Agency securities.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	17.9
Capital Goods	12.3
Health Care Equipment & Services	11.9
Materials	10.7
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Technology Hardware & Equipment	9.0
Energy	7.7
Household & Personal Products	4.8
Retailing	4.1
Consumer Services	3.5
Media	2.7
Consumer Durables & Apparel	2.0
Transportation	1.9
Money Market Investment	1.7
99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	497,644,968	-	-	497,644,968
Mutual Funds	8,390,673	-	-	8,390,673

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2017, accumulated net unrealized appreciation on investments was $171,652,498, consisting of $184,708,452 gross unrealized appreciation and $13,055,955 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2017 (Unaudited)

Common Stocks - 98.2%	Shares	Value ($)
Australia - 2.1%
CSL	302,800	27,362,019
Canada - 2.2%
Suncor Energy	909,300	28,308,655
China - 2.0%
CNOOC	21,769,000	25,742,882
Denmark - 1.1%
Novo Nordisk, Cl. B	380,700	13,520,375
France - 5.7%
Essilor International	208,400	23,877,258
L'Oreal	131,600	24,474,675
LVMH Moet Hennessy Louis Vuitton	125,700	25,228,423
		73,580,356
Hong Kong - 7.7%
AIA Group	5,329,000	33,671,366
China Mobile	2,255,000	24,865,450
CLP Holdings	1,301,000	13,231,389
Hong Kong & China Gas	14,087,263	27,111,480
		98,879,685
Japan - 7.7%
Denso	512,700	22,781,596
FANUC	149,100	29,363,456
Keyence	73,914	28,593,194
Shin-Etsu Chemical	222,300	18,803,835
		99,542,081
Spain - 1.9%
Industria de Diseno Textil	747,100	23,997,618
Sweden - 1.3%
Hennes & Mauritz, Cl. B	636,700	16,829,883
Switzerland - 8.4%
Nestle	320,400	23,686,663
Novartis	363,000	28,335,939
Roche Holding	107,500	26,191,318
SGS	8,700	18,494,051
Syngenta	28,211	12,148,412
		108,856,383

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing, ADR	914,100		28,766,727
United Kingdom - 5.0%
Compass Group	1,395,000		25,930,140
Experian	698,400		13,839,742
Reckitt Benckiser Group	271,700		24,648,203
			64,418,085
United States - 50.9%
Adobe Systems	213,500	[a]	25,265,590
Alphabet, Cl. C	31,197	[a]	25,681,682
Amphenol, Cl. A	362,800		25,109,388
Automatic Data Processing	244,700		25,111,114
C.R. Bard	106,000		25,995,440
Cerner	214,000	[a]	11,778,560
Cisco Systems	804,500		27,497,810
Cognizant Technology Solutions, Cl. A	507,900	[a]	30,103,233
Colgate-Palmolive	358,100		26,134,138
EOG Resources	341,000		33,073,590
Fastenal	381,900		19,106,457
Gilead Sciences	262,000		18,465,760
Intuitive Surgical	37,300	[a]	27,490,100
Johnson & Johnson	221,700		27,093,957
Mastercard, Cl. A	232,600		25,692,996
Microsoft	389,900		24,945,802
NIKE, Cl. B	497,100		28,414,236
Oracle	674,400		28,722,696
Praxair	217,500		25,819,425
Schlumberger	351,600		28,254,576
Starbucks	468,116		26,621,757
Stryker	202,300		26,007,688
The TJX Companies	338,400		26,547,480
Tractor Supply	264,100		18,727,331
W.W. Grainger	74,800		18,547,408
Walt Disney	280,300		30,858,227
			657,066,441
Total Common Stocks (cost $854,362,083)			1,266,871,190

Other Investment - 1.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $22,818,263)	22,818,263 [b]	22,818,263
Total Investments (cost $877,180,346)	100.0%	1,289,689,453
Cash and Receivables (Net)	.0%	170,896
Net Assets	100.0%	1,289,860,349

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Information Technology	22.9
Health Care	19.9
Consumer Discretionary	19.1
Energy	8.9
Industrials	7.7
Consumer Staples	7.7
Materials	4.4
Utilities	3.1
Financials	2.6
Telecommunication Services	1.9
Money Market Investment	1.8
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	657,066,441	-	- 657,066,441
Equity Securities - Foreign Common
Stocks†	609,804,749	-	- 609,804,749
Registered Investment Company	22,818,263	-	- 22,818,263

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2017, accumulated net unrealized appreciation on investments was $412,509,107, consisting of $437,292,871 gross unrealized appreciation and $24,783,764 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2017 (Unaudited)

Common Stocks - 98.6%	Shares	Value ($)
Australia - 4.0%
Cochlear	431,100	43,149,993
CSL	999,000	90,272,975
		133,422,968
Canada - 2.2%
Suncor Energy	2,388,500	74,359,641
China - 1.9%
CNOOC	53,621,000	63,409,393
Denmark - 5.3%
Coloplast, Cl. B	894,251	63,046,234
Novo Nordisk, Cl. B	1,460,300	51,861,841
Novozymes, Cl. B	1,692,194	65,089,486
		179,997,561
Finland - 2.1%
Kone, Cl. B	1,552,000	69,483,457
France - 11.2%
Air Liquide	735,637	79,414,162
Essilor International	578,500	66,281,160
L'Oreal	391,900	72,884,689
LVMH Moet Hennessy Louis Vuitton	412,759	82,842,152
Total	1,522,071	75,867,321
		377,289,484
Germany - 4.8%
adidas	471,500	79,121,969
SAP	902,200	84,061,837
		163,183,806
Hong Kong - 10.3%
AIA Group	13,613,400	86,016,472
China Mobile	5,939,000	65,488,207
CLP Holdings	6,249,000	63,553,382
Hang Lung Properties	25,615,000	64,673,511
Hong Kong & China Gas	35,419,274	68,165,757
		347,897,329
Japan - 22.7%
Daito Trust Construction	554,500	77,589,034
Denso	1,474,600	65,523,194

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares	Value ($)
Japan - 22.7% (continued)
FANUC	409,400	80,626,419
INPEX	5,109,600	50,757,164
Kao	1,351,600	69,790,659
Keyence	280,040	108,331,821
Murata Manufacturing	266,100	38,252,837
Rakuten	6,898,400	68,342,331
Shimano	433,500	64,053,585
Shin-Etsu Chemical	757,500	64,075,148
SMC	264,200	74,901,153
		762,243,345
Spain - 2.3%
Industria de Diseno Textil	2,385,000	76,608,647
Sweden - 1.3%
Hennes & Mauritz, Cl. B	1,718,000	45,411,872
Switzerland - 13.1%
Givaudan	37,900	68,830,189
Kuehne + Nagel International	489,100	69,638,373
Nestle	879,000	64,983,074
Novartis	890,400	69,505,013
Roche Holding	317,250	77,294,842
SGS	26,500	56,332,454
Syngenta	78,659	33,872,671
		440,456,616
Taiwan - 2.8%
Taiwan Semiconductor Manufacturing, ADR	2,982,300	93,852,981
United Kingdom - 14.6%
Burberry Group	3,355,800	71,871,334
Compass Group	4,067,800	75,611,917
Diageo	2,429,000	68,358,010
Experian	3,928,700	77,852,511
Intertek Group	678,100	29,676,867
Reckitt Benckiser Group	895,900	81,274,661
Smith & Nephew	2,099,513	31,548,706
Whitbread	1,153,800	54,762,191
		490,956,197
Total Common Stocks (cost $2,793,158,714)		3,318,573,297

Other Investment - 1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $43,632,567)	43,632,567 [a]	43,632,567
Total Investments (cost $2,836,791,281)	99.9%	3,362,205,864
Cash and Receivables (Net)	.1%	2,612,573
Net Assets	100.0%	3,364,818,437

ADR—American Depository Receipt

[a]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Discretionary	20.3
Health Care	14.7
Industrials	13.6
Consumer Staples	10.6
Information Technology	9.6
Materials	9.3
Energy	7.9
Real Estate	4.2
Utilities	3.9
Financials	2.6
Telecommunication Services	1.9
Money Market Investment	1.3
99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	3,318,573,297	-	-	3,318,573,297
Registered Investment Company	43,632,567	-	-	43,632,567
Other Financial instruments:
Forward Foreign Currency
Exchange Contracts††	-	598	-	598

†	See Statement of Investments for additional detailed categorizations.
† †	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 28, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency
Exchange	Foreign Currency			Unrealized
Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
National Australia Bank
Danish Krone,
Expiring
3/2/2017	4,941,206	704,790	704,192	598
Gross Unrealized Appreciation				598

At February 28, 2017, accumulated net unrealized appreciation on investments was $525,414,583, consisting of $664,514,026 gross unrealized appreciation and $139,099,443 gross unrealized depreciation.

NOTES

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)